Events After Reporting Period (Details) - USD ($)	Jun. 25, 2026	Jun. 08, 2026	Jun. 05, 2026	Apr. 08, 2026	Mar. 09, 2026	Dec. 22, 2025
Events After Reporting Period [Line Items]
Ordinary shares par value (in Dollars per share)						$ 1
Total issued share capital percentage					15.00%
Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Percentage of instrument rate	10.00%
Aggregate original principal amount	$ 1,000,000		$ 1,000,000
Ordinary shares par value (in Dollars per share)			$ 0.00001
Matures dated	June 5, 2029
Principal converted percentage	105.00%
Aggregate consideration		$ 2,500,000
Events After Reporting Period [Member] | Class A Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Aggregate original principal amount			$ 25,000,000
Events After Reporting Period [Member] | Padachi M Venture Limited [Member]
Events After Reporting Period [Line Items]
Percentage of instrument rate				6.00%
Events After Reporting Period [Member] | Senior Unsecured Convertible Bonds [Member] | Padachi M Venture Limited [Member]
Events After Reporting Period [Line Items]
Issuing of convertible instruments				$ 2,500,000